Annual Total Returns (Short-Term Investment-Grade Portfolio - Short-Term Investment Grade Portfolio Annuity) (Short-Term Investment-Grade Portfolio, Short-Term Investment-Grade Portfolio - Short-Term Investment Grade Portfolio)
12 Months Ended
Dec. 31, 2014
Short-Term Investment-Grade Portfolio | Short-Term Investment-Grade Portfolio - Short-Term Investment Grade Portfolio
Annual Total Return
2014	1.76%
2013	1.08%
2012	4.42%
2011	2.02%
2010	5.22%
2009	13.86%
2008	(3.45%)
2007	5.93%
2006	4.92%
2005	2.34%